Average Annual Total Returns - Class IS R6 Shares - Federated Hermes International Growth Fund	IS 1 Year	IS Since Inception	IS Inception Date	IS Return After Taxes on Distributions 1 Year	IS Return After Taxes on Distributions Since Inception	IS Return After Taxes on Distributions and Sale of Fund Shares 1 Year	IS Return After Taxes on Distributions and Sale of Fund Shares Since Inception	R6 1 Year	R6 Since Inception	MSCI ACWI ex USA Growth Index(reflects no deduction for fees, expenses or taxes) 1 Year		MSCI ACWI ex USA Growth Index(reflects no deduction for fees, expenses or taxes) Since Inception		Morningstar Foreign Large Growth Funds Average 1 Year		Morningstar Foreign Large Growth Funds Average Since Inception
Total	43.20%	18.94%	Feb. 29, 2016	41.77%	17.56%	26.69%	15.08%	43.20%	18.94%	22.20%	[1]	14.20%	[1]	25.48%	[2]	14.04%	[2]

[1]	The MSCI All Country World (ACWI) ex USA Growth Index is designed to measure the performance of growth companies within developed and emerging equity markets, excluding the U.S and frontier markets.
[2]	Morningstar figures represent the average of the total returns reported by all mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.